INCOME TAXES - Tax Characteristics of Dividend Distributions (Details) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Distributions declared (in dollars per unit)			$ 2.94	$ 1.34	$ 1.125
Dividends (in dollars per share)	$ 0.2725	$ 0.285	$ 2.94	$ 1.34	$ 1.125
Capital gain			100.00%	100.00%	100.00%
S 2024 A Dividends
Income Tax Contingency [Line Items]
Dividends (in dollars per share)			$ 1.80
Cash distributions declared (in dollars per share)			1.80
S 2023 A Dividends
Income Tax Contingency [Line Items]
Dividends (in dollars per share)				$ 0.20
Cash distributions declared (in dollars per share)				0.20
Rayonier Limited Partnership
Income Tax Contingency [Line Items]
Distributions declared (in dollars per unit)			2.94	1.34	$ 1.125
Cash distributions declared (in dollars per share)	$ 0.2725	$ 0.285
Rayonier Limited Partnership | S 2024 A Dividends
Income Tax Contingency [Line Items]
Cash distributions declared (in dollars per share)			$ 1.80
Rayonier Limited Partnership | S 2023 A Dividends
Income Tax Contingency [Line Items]
Cash distributions declared (in dollars per share)				$ 0.20